Stock Options, Restricted Stock and Warrants (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Stock Option Activity

The following table summarizes all stock option activity for the year ended December 31, 2013:

Stock Options	Shares	Weighted- Average Exercise Price Per Share	Remaining Average Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2012	286,659	$27.40	7.72	$—
Granted	51,500	4.54
Forfeited	(204,224)	15.15
Expired	(26,605)	116.61

Outstanding, December 31, 2013	107,330	$17.58	5.22	$—

Exercisable at December 31, 2013	16,401	$70.83	3.05	$—
Vested and expected to vest at December 31, 2013	44,396	$34.89	5.08	$—

Schedule of Assumptions Used

The assumptions used in these calculations are summarized as follows:

Year ended December 31,
	2013	2012
Expected term	3.9 - 5 years	2.5 - 5 years
Expected volatility	58.7% - 75%	50% - 79%
Range of risk-free interest rates	0.7% - 1.3%	0.7% - 1.9%
Expected dividend yield	— %	— %

Schedule of Restricted Stock Award Activity

The following table summarizes all restricted stock award activity for the year ended December 31, 2013:

Restricted Stock Awards	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	55,939	$5.82
Granted	42,515	5.88
Vested	(55,821)	5.41
Forfeited	—	—

Unvested at December 31, 2013	42,633	$6.42

Schedule of Restricted Stock Units Activity

The following table summarizes all restricted stock unit activity for the year ended December 31, 2013:

Restricted Stock Units	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2012	3,315	$241.40
Granted	—	—
Vested	(67)	159.02
Forfeited	(2,844)	253.11

Unvested at December 31, 2013	404	$241.36

Schedule of Outstanding Warrants to Purchase Common Stock

The following table summarizes the outstanding warrants to purchase common stock as of December 31, 2013:

Number of Warrants	Exercise Price Per Share	Expiration Date
12,857	$322.50	May 16, 2014
10,726	145.40	September 30, 2014
177,095	145.40	December 28, 2014
1,014,982	6.50	October 11, 2017

1,215,660